Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	$ 9,210
Contingent and deferred consideration	19,017
Contingent and deferred consideration payable – non-current	$ 8,378	$ 8,975